Fair Value Measurements	12 Months Ended
Sep. 30, 2012
Fair Value Option/Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

(24) FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would likely be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. GAAP identifies three primary measurement techniques: the market approach, the income approach, and the cost approach. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuations or techniques to convert future amounts, such as cash flows or earnings, to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capability of an asset.

GAAP establishes a fair value hierarchy and prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to observable inputs such as quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The maximization of observable inputs and the minimization of the use of unobservable inputs are required. Classification within the fair value hierarchy is based upon the objectivity of the inputs that are significant to the valuation of an asset or liability as of the measurement date. The three levels within the fair value hierarchy are characterized as follows:

• Level 1 – Quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

• Level 2 – Inputs other than quoted prices included with Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include: quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability; and inputs that are derived principally from, or corroborated by, observable market data by correlation or other means.

• Level 3 – Unobservable inputs for the asset or liability for which there is little, if any, market activity for the asset or liability at the measurement date. Unobservable inputs reflect the Company’s own assumptions about what market participants would use to price the asset or liability. These inputs may include internally developed pricing models, discounted cash flow methodologies, as well as instruments for which the fair value determination requires significant management judgment.

The Company measures certain financial assets and liabilities at fair value in accordance with GAAP. These measurements involve various valuation techniques and assume that the transactions would occur between market participants in the most advantageous market for the Company.

The following is a summary of valuation techniques utilized by the Company for its significant financial assets and liabilities measured at fair value on a recurring basis and recognized in the accompanying balance sheets, as well as the general classification of such assets and liabilities pursuant to the valuation hierarchy:

Available for sale securities

Securities available for sale consist of corporate debt, trust preferred, U. S. government sponsored agency, and municipal securities. Such securities are valued using market prices in an active market, if available. This measurement is classified as Level 1 within the hierarchy. Less frequently traded securities are valued using industry standard models which utilize various assumptions such as historical prices of the same or similar securities, and observation of market prices of securities of the same issuer, market prices of same-sector issuers, and fixed income indexes. Substantially all of these assumptions are observable in the marketplace or can be derived from observable data. These measurements are classified as Level 2 within the hierarchy.

At September 30, 2011, mortgage-backed securities available for sale, which consist of agency pass-through and participation certificates issued by GNMA, FNMA, and FHLMC, were valued by using broker dealer quotes for similar assets in markets that are not active. Although the Company did not validate these quotes, they were reviewed by management for reasonableness in relation to current market conditions. Additionally, they were obtained from experienced brokers who had an established relationship with the Bank and deal regularly with these types of securities. The Company did not make any adjustment to the quotes received from broker dealers. These measurements are classified as Level 2. At September 30, 2012, mortgage-backed securities available for sale were valued by using industry standard models which utilize various inputs and assumptions such as historical prices of benchmark securities, prepayment estimates, loan type, and year of origination. Substantially all of these assumptions are observable in the marketplace or can be derived from observable data. These measurements are classified as Level 2 within the hierarchy.

Loans held for sale

Loans held for sale are valued using quoted market prices for loans with similar characteristics. This measurement is classified as Level 2 within the hierarchy.

Mortgage Servicing Rights

Mortgage servicing rights do not trade in an active market with readily observable market prices. Therefore, fair value is assessed using a valuation model that calculates the discounted cash flow using assumptions such as estimates of prepayment speeds, market discount rates, servicing fee income, and cost of servicing. These measurements are classified as Level 3. Mortgage servicing rights are initially recorded at amortized cost and are amortized over the period of net servicing income. They are evaluated for impairment monthly, and valuation adjustments are recorded as necessary to reduce the carrying value to fair value.

Commitments to Originate Loans and Forward Sales Commitments

Commitments to originate loans and forward sales commitments are valued using a valuation model which considers differences between current market interest rates and committed rates. The model also includes assumptions, which estimate fall-out percentages, for commitments to originate loans, and average lives. Fall-out percentages, which range from ten to forty percent, are estimated based upon the difference between current market rates and committed rates. Average lives are based upon estimates for similar types of loans. These measurements use significant unobservable inputs and are classified as Level 3 within the hierarchy.

The following table presents the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the measurements fall at September 30, 2012 (in thousands):

	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Securities, available for sale
U. S. government agency securities	$153,166	142,359	10,807	0
Corporate debt securities	61,018	0	61,018	0
Municipal securities	6	0	6	0
Mortgage-backed securities, available for sale
Pass through certificates guaranteed by GNMA – fixed rate	81	0	81	0
Pass through certificates guaranteed by FNMA – adjustable rate	152	0	152	0
FHLMC participation certificates:
Fixed rate	190	0	190	0
Adjustable rate	131	0	131	0
Loans held for sale	163,834	0	163,834	0
Commitments to originate loans	2,559	0	0	2,559
Forward sales commitments	2,194	0	0	2,194

Total assets	$383,331	142,359	236,219	4,753

Liabilities:
Commitments to originate loans	$512	0	0	512
Forward sales commitments	133	0	0	133

Total liabilities	$645	0	0	645

The following table presents the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the measurements fall at September 30, 2011 (in thousands):

		Quoted Prices in	Significant	Significant
		Active Markets for	Other	Unobservable
	Fair	Identical Assets	Observable	Inputs
	Value	(Level 1)	Inputs (Level 2)	(Level 3)
Assets:
Securities, available for sale
Corporate debt securities	$46,912	46,912	0	0
Trust preferred securities	25,196	25,196	0	0
Municipal securities	17	17	0	0
Mortgage-backed securities, available for sale
Pass through certificates guaranteed by GNMA – fixed rate	89	0	89	0
Pass through certificates guaranteed by FNMA – adjustable rate	180	0	180	0
FHLMC participation certificates:
Fixed rate	293	0	293	0
Adjustable rate	153	0	153	0
Loans held for sale	115,434	0	115,434	0
Commitments to originate loans	1,254	0	0	1,254
Forward sales commitments	1,623	0	0	1,623

Total assets	$191,151	72,125	116,149	2,877

Liabilities:
Commitments to originate loans	$894	0	0	894
Forward sales commitments	295	0	0	295

Total liabilities	$1,189	0	0	1,189

The following table is a reconciliation of the beginning and ending balances of recurring fair value measurements recognized in the accompanying balance sheet using significant unobservable (Level 3) inputs (in thousands):

	Mortgage	Commitments
	Servicing	to Originate	Forward Sales
	Rights	Loans	Commitments
Balance at October 1, 2010	$263	1,547	(240)
Total realized and unrealized gains (losses):
Included in net income	(263)	(1,187)	1,568

Balance at September 30, 2011	$0	360	1,328
Total realized and unrealized gains:
Included in net income	0	1,687	733

Balance at September 30, 2012	$0	2,047	2,061

Realized and unrealized gains and losses noted in the table above and included in net income for the year ended September 30, 2012, are reported in the consolidated statements of operations as follows (in thousands):

	Loan	Impairment Recovery
	Servicing	on Mortgage	Other
	Fees	Servicing Rights	Income
Total gains (losses)	$0	0	2,420

Changes in unrealized gains (losses) relating to assets still held at the balance sheet date	$0	0	0

Realized and unrealized gains and losses noted in the table above and included in net income for the year ended September 30, 2011, are reported in the consolidated statements of operations as follows (in thousands):

	Loan	Impairment Recovery
	Servicing	on Mortgage	Other
	Fees	Servicing Rights	Income
Total gains (losses)	$(330)	67	381

Changes in unrealized gains (losses) relating to assets still held at the balance sheet date	$0	0	0

The following is a summary of valuation techniques utilized by the Company for its significant financial assets and liabilities measured at fair value on a nonrecurring basis and recognized in the accompanying balance sheets, as well as the general classification of such assets and liabilities pursuant to the valuation hierarchy:

Impaired loans

Loans for which it is probable that the Company will not collect principal and interest due according to contractual terms are measured for impairment. If the impaired loan is identified as collateral dependent, then the fair value method of measuring the amount of impairment is utilized. This method requires obtaining a current independent appraisal of the collateral and other internal assessments of value. Appraisals are obtained when an impaired loan is deemed to be collateral dependent and at least annually thereafter. Fair value is generally the appraised value less estimated selling costs and may be discounted further if management believes any other factors or events have affected the fair value. Impaired loans are classified within Level 3 of the fair value hierarchy.

The carrying value of impaired loans that were re-measured during the years ended September 30, 2012 and 2011, was $72.5 million and $107.3 million, respectively.

Foreclosed Assets Held For Sale

Foreclosed assets held for sale are initially recorded at fair value as of the date of foreclosure less any estimated selling costs (the “new basis”) and are subsequently carried at the lower of the new basis or fair value less selling costs on the current measurement date. Fair value is estimated through current appraisals, broker price opinions, or listing prices. Appraisals are obtained when the real estate is acquired and at least annually thereafter. Foreclosed assets held for sale are classified within Level 3 of the fair value hierarchy.

The carrying value of foreclosed assets held for sale was $17.0 million and $16.9 million at September 30, 2012 and 2011, respectively. During fiscal 2012, charge-offs and increases in specific reserves related to foreclosed assets held for sale that were re-measured during the period totaled $3.9 million. During fiscal 2011, charge-offs and increases in specific reserves related to foreclosed assets held for sale that were re-measured during the period totaled $9.7 million.

Investment in LLCs

Investments in LLCs are accounted for using the equity method of accounting. These investments are analyzed for impairment in accordance with ASC 323-10-35-32, which states that an other than temporary decline in value of an equity method investment should be recognized. The Company utilizes a multi-faceted approach to measure the potential impairment. The internal model utilizes the following valuation methods: 1) liquidation or appraised values determined by an independent third party appraisal; 2) an on-going business, or discounted cash flows method wherein the cash flows are derived from the sale of fully-developed lots, the development and sale of partially-developed lots, the operation of the homeowner’s association, and the value of raw land obtained from an independent third party appraiser; and 3) an on-going business method, which utilizes the same inputs as method 2, but presumes that cash flows will first be generated from the sale of raw ground and then from the sale of fully-developed and partially-developed lots and the operation of the homeowner’s association. The significant inputs include raw land values, absorption rates of lot sales, and a market discount rate. Management believes this multi-faceted approach is reasonable given the highly subjective nature of the assumptions and the differences in valuation techniques that are utilized within each approach (e.g., order of distribution of assets upon potential liquidation). Investment in LLCs is classified within Level 3 of the fair value hierarchy.

During the quarter ended March 31, 2012, list prices of fully-developed lots at the LLC’s residential development were reduced. The Company incorporated these lower prices into its internal valuation model, which resulted in an additional $200,000 impairment charge. No other events have occurred during fiscal 2012 that would indicate any additional impairment of the Company’s investment in LLCs.

The carrying value of the Company’s investment in LLCs was $17.2 million and $17.7 million at September 30, 2012 and 2011, respectively

The following methods were used to estimate the fair value of all other financial instruments recognized in the accompanying balance sheets at amounts other than fair value:

Cash and cash equivalents

The carrying amount reported in the consolidated balance sheets is a reasonable estimate of fair value.

Securities and mortgage-backed securities held to maturity

Securities that trade in an active market are valued using market prices, if available. At September 30, 2011, securities that do not trade in an active market were valued using quotes from broker-dealers that reflected estimated offer prices. At September 30, 2012, such securities, which consist of collateralized mortgage obligations, were valued by using industry standard models which utilize various inputs and assumptions such as historical prices of similar securities, estimated delinquencies, defaults, and loss severity.

Stock in Federal Home Loan Bank (“FHLB”)

The carrying value of stock in Federal Home Loan Bank approximates its fair value.

Loans receivable held for investment

Fair values are computed for each loan category using market spreads to treasury securities with similar maturities and management’s estimates of prepayments.

Customer and brokered deposit accounts

The estimated fair values of demand deposits and savings accounts are equal to the amount payable on demand at the reporting date. Fair values of certificates of deposit are computed at fixed spreads to treasury securities with similar maturities.

Advances from FHLB

The estimated fair values of advances from FHLB are determined by discounting the future cash flows of existing advances using rates currently available for new advances with similar terms and remaining maturities.

Subordinated debentures

Fair values are based on quotes from broker-dealers that reflect estimated offer prices.

Commitments to originate, purchase and sell loans

The estimated fair value of commitments to originate, purchase, or sell loans is based on the difference between current levels of interest rates and the committed rates.

The following table presents estimated fair values of the Company’s financial instruments and the level within the fair value hierarchy in which the fair value measurements fall at September 30, 2012 (in thousands):

		Fair Value Measurements Using
		Quoted Prices in	Significant	Significant
		Active Markets for	Other	Unobservable
	Carrying	Identical Assets	Observable	Inputs
	Value	(Level 1)	Inputs (Level 2)	(Level 3)
Financial Assets:
Cash and cash equivalents	$8,716	8,716	0	0
Stock in Federal Home Loan Bank	7,073	0	7,073	0
Mortgage-backed securities held to maturity	25,921	0	26,117	0
Loans receivable held for investment	734,772	0	0	763,017

Financial Liabilities:
Customer deposit accounts	870,946	0	0	872,160
Brokered deposit accounts	21,367	0	0	21,365
Advances from FHLB	127,000	0	0	130,393
Subordinated debentures	25,774	0	0	9,021

The following table presents estimated fair values of the Company’s financial instruments and the level within the fair value hierarchy in which the fair value measurements fall at September 30, 2011 (in thousands):

		Fair Value Measurements Using
		Quoted Prices in	Significant	Significant
		Active Markets for	Other	Unobservable
	Carrying	Identical Assets	Observable	Inputs
	Value	(Level 1)	Inputs (Level 2)	(Level 3)
Financial Assets:
Cash and cash equivalents	$5,030	5,030	0	0
Stock in Federal Home Loan Bank	13,551	0	13,551	0
Mortgage-backed securities held to maturity	39,146	0	39,031	0
Loans receivable held for investment	917,134	0	0	922,191

Financial Liabilities:
Customer deposit accounts	784,681	0	0	788,751
Brokered deposit accounts	24,994	0	0	25,002
Advances from FHLB	247,000	0	0	249,456
Subordinated debentures	25,774	0	0	10,000

The following tables present the carrying values and fair values of the Company’s unrecognized financial instruments. Dollar amounts are expressed in thousands.

	September 30, 2012		September 30, 2011
	Contract or	Estimated	Contract or	Estimated
	notional	unrealized	notional	unrealized
	amount	gain (loss)	amount	gain
Unrecognized financial instruments:
Lending commitments – fixed rate, net	$2,446	11	$7,879	14
Lending commitments – floating rate	926	9	0	0
Commitments to sell loans	0	0	0	0

The fair value estimates presented are based on pertinent information available to management as of September 30, 2012 and 2011. Although management is not aware of any factors that would significantly affect the estimated fair values, such amounts have not been comprehensively revalued for purposes of these consolidated financial statements since that date. Therefore, current estimates of fair value may differ significantly from the amounts presented above.